Note 7 - Notes Payable	9 Months Ended
Sep. 30, 2015
Notes
Note 7 - Notes Payable

NOTE 7 – NOTES PAYABLE

During the nine months ended September 30, 2015, we executed unsecured promissory notes to two accredited investors for a total of $200,000 in a private placement of our securities. The notes accrue interest at 1% per annum and are due and payable on March 1, 2016.